INCOME TAXES (Details Narrative) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2022	Dec. 31, 2021
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Deferred tax asset		$ 2,015,756	$ 17,701
Deferred tax assets, valuation allowance		$ 2,015,756	$ 17,701
US federal income corporate tax rates, percentage		21.00%	21.00%
Net operating loss carry forwards		$ 2,015,756
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory federal income tax rate, percentage	35.00%
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory federal income tax rate, percentage	21.00%